Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Inventories

Inventories	€ million 2017	€ million 2016
Raw materials and consumables	1,274	1,385
Finished goods and goods for resale	2,688	2,893
	3,962	4,278